Shareholders' Equity - Summary of Company's Board of Directors Approved and Declared a Quarterly Preferred Cash Dividend (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Class Of Stock [Line Items]
Aggregate Payment		$ 4,969	$ 4,969	$ 9,938	$ 9,938
Series A
Class Of Stock [Line Items]
Aggregate Payment		$ 2,625	$ 2,625	$ 5,250	$ 5,250
Per Depositary Share Payment	[1]	$ 0.44	$ 0.44	$ 0.44	$ 0.44
Series B
Class Of Stock [Line Items]
Aggregate Payment		$ 2,344	$ 2,344	$ 4,688	$ 4,688
Per Depositary Share Payment	[1]	$ 0.39	$ 0.39	$ 0.39	$ 0.39

[1]	Rounded to the nearest whole cent.